FINANCIAL ASSETS AT AMORTISED COST - Schedule of Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	£ 1,522	£ (1,378)	£ 4,155
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	3
Allowance account for credit losses of financial assets	4,903	4,042
Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	15	1
UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1,207	836
Retail – credit cards
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	666	442
Retail – other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	943	795
Retail £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	2,816	2,073
Commercial Banking £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1,698	1,341
Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	4	406
Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	4,518	3,820
Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	9	3
Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	4,542	3,824
Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	38	18
Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	323	200
Stage 1 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	855	1,026
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	3
Stage 1 £m | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	13	1
Stage 1 £m | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	91	48
Stage 1 £m | Retail – credit cards
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	120	96
Stage 1 £m | Retail – other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	275	246
Stage 1 £m | Retail £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	486	390
Stage 1 £m | Commercial Banking £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	214	125
Stage 1 £m | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	400
Stage 1 £m | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	700	915
Stage 1 £m | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	8	1
Stage 1 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	721	917
Stage 1 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
Stage 1 £m | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	134	109
Stage 2 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1,995	1,200
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 £m | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	2	0
Stage 2 £m | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	552	394
Stage 2 £m | Retail – credit cards
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	433	218
Stage 2 £m | Retail – other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	409	242
Stage 2 £m | Retail £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1,394	854
Stage 2 £m | Commercial Banking £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	414	260
Stage 2 £m | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
Stage 2 £m | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1,808	1,114
Stage 2 £m | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
Stage 2 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1,810	1,114
Stage 2 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
Stage 2 £m | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	185	86
Stage 3 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1,800	1,606
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 £m | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
Stage 3 £m | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	311	184
Stage 3 £m | Retail – credit cards
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	113	128
Stage 3 £m | Retail – other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	259	307
Stage 3 £m | Retail £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	683	619
Stage 3 £m | Commercial Banking £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1,070	956
Stage 3 £m | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	4	6
Stage 3 £m | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1,757	1,581
Stage 3 £m | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1	2
Stage 3 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	1,758	1,583
Stage 3 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	38	18
Stage 3 £m | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	4	5
POCI £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	253	210
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
POCI £m | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
POCI £m | UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	253	210
POCI £m | Retail – credit cards
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
POCI £m | Retail – other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
POCI £m | Retail £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	253	210
POCI £m | Commercial Banking £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
POCI £m | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
POCI £m | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	253	210
POCI £m | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
POCI £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	253	210
POCI £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	0	0
POCI £m | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment (charge) credit	£ 0	£ 0